Other Income, Net - Summary of Other Income, Net (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Analysis Of Income And Expense [Abstract]
Interest received from unrelated parties	$ 11,471	$ 35,066	$ 723
COVID-19 Government stimulus		115,501	59,000
Grant funding	1,355,924	818,410	785,154
Fair value gain on borrowings	302,922
Other	531,850	15,675
Other Income	$ 2,202,167	$ 984,652	$ 844,877